Significant Accounting Policies - Schedule of Operating Revenue within Scope of ASC 606 Disaggregated by Revenue Sources (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation Of Revenue [Line Items]
Revenue	¥ 6,388,535	¥ 8,873,059	¥ 7,906,670
Installment e-commerce platform service income
Disaggregation Of Revenue [Line Items]
Revenue	1,997,838	1,661,156	1,900,835
Other Services
Disaggregation Of Revenue [Line Items]
Revenue	58,227	564	32,093
Online direct sales and services income
Disaggregation Of Revenue [Line Items]
Revenue	2,056,065	1,661,720	1,932,928
Credit facilitation service income
Disaggregation Of Revenue [Line Items]
Revenue	2,486,527	4,448,344	3,786,996
Credit facilitation service income | Loan Facilitation and Matching Servicing Fees-Credit Oriented
Disaggregation Of Revenue [Line Items]
Revenue	1,404,507	3,120,892	2,628,941
Credit facilitation service income | Post-Origination Servicing Fees-Credit Oriented
Disaggregation Of Revenue [Line Items]
Revenue	1,082,020	1,327,452	1,087,567
Credit facilitation service income | Investment Program Management Service Fees-Credit Oriented
Disaggregation Of Revenue [Line Items]
Revenue			70,488
Tech-empowerment service income
Disaggregation Of Revenue [Line Items]
Revenue	1,845,943	2,762,995	2,186,746
Tech-empowerment service income | Loan Facilitation and Matching Servicing Fees-Performance Based
Disaggregation Of Revenue [Line Items]
Revenue	935,234	1,727,794	1,656,998
Tech-empowerment service income | Post-Origination Servicing Fees-Performance Based
Disaggregation Of Revenue [Line Items]
Revenue	427,404	561,658	273,837
Tech-empowerment service income | Loan facilitation and servicing fees-volume based
Disaggregation Of Revenue [Line Items]
Revenue	252,460	279,902	106,007
Tech-empowerment service income | Membership Services
Disaggregation Of Revenue [Line Items]
Revenue	82,256	107,901	113,107
Tech-empowerment service income | Other Services
Disaggregation Of Revenue [Line Items]
Revenue	148,589	85,740	36,797
Loan facilitation and servicing fees
Disaggregation Of Revenue [Line Items]
Revenue	¥ 4,101,625	¥ 7,017,698	¥ 5,823,838